Derivative Financial Instruments and Fair Value Measurement - Summary of Deferred Compensation Plan Assets Measured at Fair Value on a Recurring Basis (Detail) (Mutual Funds [Member], Deferred Compensation Plan [Member], USD $)
In Thousands, unless otherwise specified
Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	$ 4,637
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	0
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	4,637
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	$ 0